Right-of-use assets (Details) - CAD ($)	9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021
Right-of-use assets
Balance at beginning of the year	$ 2,261,100	$ 2,905,199	$ 2,905,199
Additions	922,479	208,534	234,608	$ 852,467
Balance at end of the year	2,613,667		2,261,100	2,905,199
Premises
Right-of-use assets
Balance at beginning of the year	2,057,632	2,411,761	2,411,761
Balance at end of the year	2,575,527		2,057,632	2,411,761
Computer equipment
Right-of-use assets
Balance at beginning of the year	768	3,070	3,070
Balance at end of the year			768	3,070
Rolling stock
Right-of-use assets
Balance at beginning of the year	67,705	187,587	187,587
Balance at end of the year	16,925		67,705	187,587
Boat rental fleet
Right-of-use assets
Balance at beginning of the year	134,995	302,781	302,781
Balance at end of the year	21,215		134,995	302,781
Software
Right-of-use assets
Balance at beginning of the year		5,981	5,981
Balance at end of the year				5,981
Cost
Right-of-use assets
Balance at beginning of the year	3,183,164	3,279,168	3,279,168	787,098
Business acquisition				1,651,746
Additions	922,479		234,608	852,467
Disposals	(174,068)		(371,362)	(57,475)
Transferred to property and equipment	(44,807)
Transfer to intangible assets				(11,333)
Currency translation	46,254		40,750	56,665
Balance at end of the year	3,933,022		3,183,164	3,279,168
Cost | Premises
Right-of-use assets
Balance at beginning of the year	2,880,039	2,746,118	2,746,118	737,066
Business acquisition				1,281,308
Additions	922,479		93,565	672,731
Currency translation	44,154		40,356	55,013
Balance at end of the year	3,846,672		2,880,039	2,746,118
Cost | Computer equipment
Right-of-use assets
Balance at beginning of the year	3,646	3,646	3,646	11,333
Business acquisition				3,646
Transferred to property and equipment	(3,646)
Transfer to intangible assets				(11,333)
Balance at end of the year			3,646	3,646
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	88,020	202,536	202,536	38,699
Business acquisition				39,924
Additions			141,043	179,736
Disposals	(46,200)		(255,953)	(57,475)
Currency translation	2,100		394	1,652
Balance at end of the year	43,920		88,020	202,536
Cost | Boat rental fleet
Right-of-use assets
Balance at beginning of the year	211,459	326,868	326,868
Business acquisition				326,868
Disposals	(127,868)		(115,409)
Transferred to property and equipment	(41,161)
Balance at end of the year	42,430		211,459	326,868
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(922,064)	(373,969)	(373,969)	(134,131)
Depreciation	491,103		651,457	272,862
Disposals	(93,812)		(103,362)	(27,672)
Transfer to intangible assets				(5,352)
Balance at end of the year	(1,319,355)		(922,064)	(373,969)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(822,407)	(334,357)	(334,357)	(117,806)
Depreciation	448,738		488,050	216,551
Balance at end of the year	(1,271,145)		(822,407)	(334,357)
Accumulated depreciation | Computer equipment
Right-of-use assets
Balance at beginning of the year	(2,878)	(576)	(576)	(4,231)
Depreciation	768		2,302	1,697
Disposals	(3,646)
Transfer to intangible assets				(5,352)
Balance at end of the year			(2,878)	(576)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(20,315)	(14,949)	(14,949)	(12,094)
Depreciation	20,155		71,488	30,527
Disposals	(13,475)		(66,122)	(27,672)
Balance at end of the year	(26,995)		(20,315)	(14,949)
Accumulated depreciation | Boat rental fleet
Right-of-use assets
Balance at beginning of the year	(76,464)	$ (24,087)	(24,087)
Depreciation	21,442		89,617	24,087
Disposals	(76,691)		(37,240)
Balance at end of the year	$ (21,215)		$ (76,464)	$ (24,087)